Investments in Associates and Joint Ventures - Financial Disclosures of Principal Associates (Details) - CAD ($) $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 10, 2017	Apr. 04, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed balance sheet
Cash and cash equivalents			$ 123	$ 89	$ 62
Current portion of financial assets			10	9
Long-term financial assets			20	23
Current liabilities (other than current financial liabilities)			79	82
Current financial liabilities			101	101
Other liabilities			202	178
Condensed statements of earnings
Sales			4,649	4,321
Depreciation and amortization			244	215
Financing expense			84	86
Provision for (recovery of) income taxes			49	(81)
Net earnings			94	522
Other comprehensive income (loss)
Other comprehensive income (loss)			33	(11)
Comprehensive income including non-controlling interests for the year			$ 127	$ 511
Boralex Inc.
Condensed statements of earnings
Sales	$ 96
Depreciation and amortization	31
Financing expense	19
Provision for (recovery of) income taxes	6
Net earnings	13
Other comprehensive income (loss)
Translation adjustment	1
Cash flow hedges	(1)
Other comprehensive income (loss)	0
Comprehensive income including non-controlling interests for the year	13
Condensed cash flow
Dividends received from associates	$ 2
Greenpac Holding LLC
Condensed statements of earnings
Sales		$ 99
Depreciation and amortization		7
Financing expense		3
Provision for (recovery of) income taxes		0
Net earnings		9
Other comprehensive income (loss)
Translation adjustment		0
Cash flow hedges		1
Other comprehensive income (loss)		1
Comprehensive income including non-controlling interests for the year		10
Condensed cash flow
Dividends received from associates		$ 0